Membership Interests (Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (164)	$ (101)	$ (101)	$ (111)	$ (113)
Balance at end of period	(164)		(164)	(101)	(111)
Cash Flow Hedges - Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(16)	(18)	(18)	(20)	(22)
Defined benefit pension plans
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1
Amounts reclassified from accumulated other comprehensive income (loss) to the capital account (Note 1)	(4)		2	2	2
Balance at end of period	(19)	(18)	(16)	(18)	(20)
Defined Benefit Pension and OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(148)	(83)	(83)	(91)	(91)
Defined benefit pension plans	3	2	(65)	8
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges
Amounts reclassified from accumulated other comprehensive income (loss) to the capital account (Note 1)
Balance at end of period	(145)	(81)	(148)	(83)	(91)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(164)	(101)	(101)	(111)	(113)
Defined benefit pension plans	3	2	(65)	8
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1
Amounts reclassified from accumulated other comprehensive income (loss) to the capital account (Note 1)	(4)		2	2	2
Balance at end of period	$ (164)	$ (99)	$ (164)	$ (101)	$ (111)